Summary of Stock Option Activity (Detail) (Employee Stock Option, USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014
Employee Stock Option
Options Outstanding Number of Shares
Outstanding at beginning of period			2,973,788
Granted			366,985
Exercised			(767,606)
Forfeited			(155,374)
Outstanding at end of period	2,417,793		2,417,793
Exercisable at end of period	1,139,201		1,139,201
Weighted Average Exercise Price
Outstanding at beginning of period			$ 24.20
Granted			$ 45.82
Exercised			$ 24.24
Forfeited			$ 21.20
Outstanding at end of period	$ 27.66		$ 27.66
Exercisable at end of period	$ 25.03		$ 25.03
Weighted Average Fair Value
Outstanding at beginning of period			$ 9.57
Granted	$ 15.51	$ 12.03	$ 14.09
Exercised			$ 9.51
Forfeited			$ 8.74
Outstanding at end of period	$ 10.32		$ 10.32
Exercisable at end of period	$ 9.76		$ 9.76
Weighted Average Remaining Contractual Life
Outstanding at end of period			4 years 7 months 17 days
Exercisable at end of period			3 years 1 month 21 days